Report Of The Directors Financial Review Risk Report - Expected maturity of insurance contract liabilities (Details) - Liquidity risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	£ 28,984	£ 22,824
No later than one year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	1,279	1,571
1-5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	5,013	5,667
5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	9,373	8,245
Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	13,319	7,341
Unit- linked
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	2,766	2,648
Unit- linked | No later than one year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	147	230
Unit- linked | 1-5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	368	565
Unit- linked | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	818	927
Unit- linked | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	1,433	926
With DPF and Other contracts
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	26,218	20,176
With DPF and Other contracts | No later than one year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	1,132	1,341
With DPF and Other contracts | 1-5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	4,645	5,102
With DPF and Other contracts | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	8,555	7,318
With DPF and Other contracts | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected cash flows (undiscounted)	£ 11,886	£ 6,415